Cover	Sep. 11, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 11, 2023
Entity Registrant Name	THE HAIN CELESTIAL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22818
Entity Tax Identification Number	22-3240619
Entity Address, Address Line One	221 River Street, 12th Floor
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	516
Local Phone Number	587-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	HAIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000910406
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	4600 Sleepytime Drive
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301